VARIABLE INTEREST ENTITY (“VIE”) (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Variable Interest Entities

	December 31,	December 31,
	2021	2020

Current assets	$6,702,528	$46,208,525
Property and equipment, net	211,924	112,745
Other non-current assets	10,672,824	20,557,626
Asset related to discontinued operation	—	2,348,621
Total assets	17,587,276	69,227,517
Total liabilities	(10,825,262)	(12,733,930)
Net assets	$6,762,014	$56,493,587

	December 31,	December 31,
	2021	2020
Current liabilities:
Short-term loans - banks	$860,915	$1,624,547
Current maturities of long-term loans third party	—	14,117
Accounts payable	959,198	211,566
Other payables and accrued liabilities	3,328,862	1,480,127
Other payables related party	211,271	22,529
Operating lease liability - current	97,052	242,046
Customer deposits	1,500,677	—
Taxes payable	3,287,640	6,574,326
Liabilities related to discontinued operation	—	2,058,917
Total current liabilities	10,245,615	12,228,175
Operating lease liabilities	62,057	—
Long-term loans - third party	517,590	505,755
Total liabilities	$10,825,262	$12,733,930

The summarized operating results of the VIEs are as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
Revenues	$15,155,074	$24,599,923	$23,834,129
Gross profit	$(6,482,924)	$13,420,020	$16,302,329
(Loss) Income from operations	$(55,966,045)	$11,511,579	$11,153,956
Net (Loss) income from continuing operation	$(55,453,545)	$9,548,866	$10,747,395
Net income from discontinued operation	$833,876	$233,153	—
Non-controlling interest from continuing operation	$(2,918,680)	—	—
Non-controlling interest from discontinued operation	—	$111,404	—
Net income attributable to VIE’s	$(51,700,989)	$9,670,615	$10,747,395